Segment Information and Geographic Data - Schedule of Reconciliation of Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment information and geographic data
Total consolidated revenue	$ 11,434	$ 5,293
Gross Profit	5,478	1,877
Operating Expenses	46,357	29,193
Loss before income tax expense	(36,483)	(22,286)
Profit / (loss) from intersegment sales	(36,410)	(22,287)
Income tax income / (expense)	302	(1)
Segment assets	616,378	154,989	$ 514,587
Operating segments
Segment information and geographic data
Total consolidated revenue	11,107	4,825
Cost of revenue	5,731	3,199
Gross Profit	5,376	1,626
Operating Expenses	17,725	7,328
Other segment items	388	691
Loss before income tax expense	(12,737)	(6,393)
Interest revenue		7
Interest expense	393	7
Depreciation and amortization	2,659	313
Profit / (loss) from intersegment sales	62
Income tax income / (expense)	295
Segment assets	50,817	13,233
Intersegment Eliminations
Segment information and geographic data
Total consolidated revenue	(1,302)
Loss before income tax expense	(62)
Reportable Segment, Aggregation before Other Operating Segment | Operating segments
Segment information and geographic data
Revenue before inter segment eliminations	12,409	4,825
Reportable Segment, Aggregation before Other Operating Segment | Intersegment Eliminations
Segment information and geographic data
Total consolidated revenue	1,302
Other Operating Segment | Operating segments
Segment information and geographic data
Total consolidated revenue	327	468
Loss before income tax expense	(23,684)	(15,893)
Semiconductors segment [Member] | Operating segments
Segment information and geographic data
Total consolidated revenue	8,603	4,825
Revenue before inter segment eliminations	8,603	4,825
Cost of revenue	4,910	3,199
Gross Profit	3,693	1,626
Operating Expenses	11,113	7,328
Other segment items	(129)	691
Loss before income tax expense	(7,291)	(6,393)
Interest revenue		7
Interest expense	358	7
Depreciation and amortization	421	313
Segment assets	21,418	$ 13,233
ASIC Segment [Member] | Operating segments
Segment information and geographic data
Total consolidated revenue	2,504
Revenue before inter segment eliminations	3,806
Cost of revenue	821
Gross Profit	1,683
Operating Expenses	6,612
Other segment items	517
Loss before income tax expense	(5,446)
Interest expense	35
Depreciation and amortization	2,238
Profit / (loss) from intersegment sales	62
Income tax income / (expense)	295
Segment assets	29,399
ASIC Segment [Member] | Intersegment Eliminations
Segment information and geographic data
Total consolidated revenue	$ (1,302)